Share-Based Compensation - Schedule of Share-based Compensation by Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 6,190	$ 5,567	$ 6,489
Less: Income tax benefit	2,397	2,136	2,507
Total share-based compensation expense, net of income tax benefit	3,793	3,431	3,982
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	(46)	248	215
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	0	0	328
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 6,236	$ 5,319	$ 5,946